UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-07507

                          Scudder Investments VIT Funds
                          -----------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder VIT Real Estate Securities Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------

                                                                                               Shares             Value ($)
                                                                                             ------------------------------

Common Stocks 97.8%
Apartments 17.6%
AMLI Residential Properties Trust (REIT)                                                        3,100               94,705
Apartment Investment & Management Co. "A" (REIT)                                               18,600              646,908
Archstone-Smith Trust (REIT)                                                                   23,400              740,376
Avalonbay Communities, Inc. (REIT)                                                             14,700              885,234
BRE Properties, Inc. "A" (REIT)                                                                 8,500              325,975
Equity Residential (REIT)                                                                      50,000            1,550,000
Gables Residential Trust (REIT)                                                                 3,400              116,110
Home Properties, Inc. (REIT)                                                                    4,300              170,108
Summit Properties, Inc. (REIT)                                                                  4,600              124,430
                                                                                                               -----------
                                                                                                                 4,653,846

Diversified 9.9%
American Financial Realty Trust (REIT)                                                         25,100              354,161
Capital Automotive (REIT)                                                                       3,900              121,953
Colonial Properties Trust (REIT)                                                                3,400              136,748
Crescent Real Estate Equities Co. (REIT)                                                       20,600              324,244
Duke Realty Corp. (REIT)                                                                       22,900              760,280
Lexington Corporate Properties Trust (REIT)                                                     9,200              199,732
One Liberty Properties, Inc. (REIT)                                                             3,000               54,150
PS Business Parks, Inc. (REIT)                                                                 10,700              426,395
Reckson Associates Realty Corp. (REIT)                                                          7,800              224,250
                                                                                                               -----------
                                                                                                                 2,601,913

Health Care 5.3%
Healthcare Realty Trust, Inc. (REIT)                                                            6,100              238,144
National Health Investors, Inc. (REIT)                                                          7,200              204,768
Nationwide Health Properties, Inc. (REIT)                                                      13,700              284,275
Senior Housing Properties Trust (REIT)                                                         14,300              254,826
Universal Health Realty Income Trust (REIT)                                                     2,300               69,690
Ventas, Inc. (REIT)                                                                            13,100              339,552
                                                                                                               -----------
                                                                                                                 1,391,255

Hotels 8.8%
Hilton Hotels Corp.                                                                            36,100              680,124
Host Marriott Corp. *(REIT)                                                                    37,300              523,319
La Quinta Corp.*                                                                               51,200              399,360
Starwood Hotels & Resorts Worldwide, Inc.                                                      14,900              691,658
Winston Hotels, Inc. (REIT)                                                                     2,600               27,820
                                                                                                               -----------
                                                                                                                 2,322,281

Industrial 9.2%
Catellus Development Corp. (REIT)                                                              23,160              613,972
Liberty Property Trust (REIT)                                                                  18,700              745,008
ProLogis (REIT)                                                                                26,000              916,240
Sun Communities, Inc. (REIT)                                                                    3,800              148,922
                                                                                                               -----------
                                                                                                                 2,424,142

Media 0.3%
Entertainment Properties Trust (REIT)                                                           2,400               90,720

Office 15.9%
Arden Realty Group, Inc. (REIT)                                                                13,228              430,968
BioMed Realty Trust, Inc. (REIT)                                                                9,400              165,346
Brandywine Realty Trust (REIT)                                                                  5,900              168,032
Brookfield Properties Corp. (REIT)                                                             16,200              522,612
CarrAmerica Realty Corp. (REIT)                                                                 6,800              222,360
CRT Properties, Inc. (REIT)                                                                     5,000              107,250
Equity Office Properties Trust (REIT)                                                          47,100            1,283,475
Glenborough Realty Trust, Inc. (REIT)                                                           6,100              126,697
Highwoods Properties, Inc. (REIT)                                                              12,300              302,703
Mack-Cali Realty Corp. (REIT)                                                                  12,000              531,600
Trizec Properties, Inc. (REIT)                                                                 20,100              320,997
                                                                                                               -----------
                                                                                                                 4,182,040

Regional Malls 15.2%
General Growth Properties, Inc. (REIT)                                                         15,100              468,100
Pennsylvania Real Estate Investment Trust (REIT)                                                7,770              300,388
Simon Property Group, Inc. (REIT)                                                              44,550            2,389,217
Taubman Centers, Inc. (REIT)                                                                    6,100              157,563
The Mills Corp. (REIT)                                                                          2,400              124,488
The Rouse Co. (REIT)                                                                            8,700              581,856
                                                                                                               -----------
                                                                                                                 4,021,612

Shopping Centers 13.5%
Commercial Net Lease Realty (REIT)                                                              5,600              102,032
Developers Diversified Realty Corp. (REIT)                                                     12,100              473,715
Equity One, Inc. (REIT)                                                                         9,100              178,542
Federal Realty Investment Trust (REIT)                                                         11,400              501,600
Heritage Property Investment Trust (REIT)                                                       6,000              175,020
Inland Real Estate Corp. (REIT)                                                                17,600              257,840
Pan Pacific Retail Properties, Inc. (REIT)                                                      8,900              481,490
Realty Income Corp. (REIT)                                                                      4,000              180,120
Regency Centers Corp. (REIT)                                                                   11,900              553,231
Vornado Realty Trust (REIT)                                                                    10,700              670,676
                                                                                                               -----------
                                                                                                                 3,574,266

Other 2.1%
Public Storage, Inc. (REIT)                                                                    11,400              564,870
                                                                                                               -----------
Total Common Stocks (Cost $23,686,328)                                                                          25,826,945

                                                                                             Principal
                                                                                             Amount ($)           Value ($)

Repurchase Agreements 2.3%

State Street Bank and Trust Co., 1.58%, dated 09/30/2004,
to be repurchased at $594,026 on 10/1/2004 (Cost $594,000)(a)                                 594,000              594,000
                                                                                                               -----------

                                                                                                 % of
                                                                                             Net Assets           Value ($)
                                                                                             ----------           ---------

Total Investment Portfolio  (Cost $24,280,328)                                                  100.1           26,420,945
Other Assets and Liabilities, Net                                                                -0.1              -25,817
                                                                                                               -----------
Net Assets                                                                                      100.0           26,395,128
                                                                                                               ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Collateralized by $425,000 US Treasury Bond, 8.875%, maturing on 8/15/2017 with a value of $613,063.

REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Real Estate Securities Portfolio


By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT Real Estate Securities Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004